Premises and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 929,891	$ 949,434
Less - Accumulated depreciation and amortization	559,234	574,835
Subtotal	370,657	374,599
Construction in progress	29,337	25,862
Premises and equipment, net	494,240	510,241
Land
Property, Plant and Equipment
Property, Plant and Equipment, Gross	94,246	109,780
Building
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 468,293	512,131
Building | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	50 years
Building | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	10 years
Equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 374,192	350,014
Equipment | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	10 years
Equipment | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	2 years
Leasehold improvements
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 87,406	$ 87,289
Leasehold improvements | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	10 years
Leasehold improvements | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	3 years